Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income:
Interest and fees on loans	$ 248,687	$ 241,979	$ 227,979
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities - taxable	27,440	30,627	36,025
Obligations of states and political subdivisions - tax-exempt	7,210	2,632	182
Other interest income	3,087	1,020	888
Total interest and dividend income	286,424	276,258	265,074
Interest on deposits:
Demand and savings deposits	9,464	4,079	2,229
Time deposits	9,629	9,337	10,125
Interest on short-term borrowings	992	456	469
Interest on long-term debt	22,580	24,300	24,619
Total interest expense	42,665	38,172	37,442
Net interest income	243,759	238,086	227,632
Provision for (recovery of) loan losses	8,557	(5,101)	4,990
Net interest income after provision for (recovery of) loan losses	235,202	243,187	222,642
Other income:
Income from fiduciary activities	23,735	21,400	20,195
Service charges on deposit accounts	12,653	14,259	14,751
Gain on sale of investment securities	1,821	0	88
Other service income	13,162	14,419	11,438
Checkcard fee income	15,798	15,057	14,561
Bank owned life insurance income	4,858	4,338	5,783
ATM fees	2,253	2,268	2,428
Gain on sale of OREO, net	251	1,323	1,604
OREO valuation adjustments	(458)	(601)	(1,592)
Gain on commercial loans held for sale	0	0	756
Miscellaneous	6,562	6,268	7,539
Total other income	80,635	78,731	77,551
Other expense:
Salaries	92,177	87,034	86,189
Employee benefits	19,918	19,262	21,296
Data processing fees	7,250	5,608	5,037
Professional fees and services	24,833	27,181	23,452
Occupancy expense	10,201	10,239	9,686
Furniture and equipment expense	15,324	13,766	11,806
Insurance	6,354	5,825	5,629
Marketing	4,374	4,523	3,983
Communication	4,826	4,985	5,130
State tax expense	3,583	3,560	3,566
Prepayment penalty on long-term debt	0	5,554	532
Miscellaneous	8,528	11,486	10,308
Total other expense	197,368	199,023	186,614
Income (loss) before taxes	118,469	122,895	113,579
Federal income taxes	34,227	36,760	32,567
Net income	$ 84,242	$ 86,135	$ 81,012
Earnings per common share:
Basic (in dollars per share)	$ 5.51	$ 5.62	$ 5.27
Diluted (in dollars per share)	$ 5.47	$ 5.59	$ 5.26